Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 9 — INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Customer Relationships
Identifiable intangible assets	$3,422,000	$3,189,000
Accumulated amortization	(230,636)	(63,419)
Customer relationship identifiable intangible assets, net	3,191,364	3,125,581
Marketing Related
Identifiable intangible assets	1,833,000	841,000
Accumulated amortization	(314,250)	(81,114)
Marketing related identifiable intangible assets, net	1,518,750	759,886
Technology Related
Identifiable intangible assets	623,000	—
Accumulated amortization	(62,298)	—
Technology related identifiable intangible assets, net	560,702	—
Total Identifiable intangible assets, net	$5,270,816	$3,885,467

In connection with the acquisitions of Asien’s, Kyle’s and Wolo, the Company identified intangible assets of $1,009,000, $3,021,000 and $1,848,000, respectively, representing trade names, customer relationships and technology. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 10.3 years and amortization expense amounted to $462,651 and $46,736 for the nine months ended September 30, 2021 and 2020, respectively.

As of September 30, 2021, the estimated annual amortization expense for each of the next five fiscal years is as follows:

2021 (remainder)	$182,427
2022	729,708
2023	729,708
2024	729,678
2025	596,529
Thereafter	2,302,766
Total	$5,270,816

NOTE 9 — INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Customer Relationships
Identifiable intangible assets, gross	$3,223,000	$34,000
Accumulated amortization	(89,486)	(19,267)
Customer relationship identifiable intangible assets, net	3,133,514	14,733
Marketing Related
Identifiable intangible assets, gross	841,000	—
Accumulated amortization	(81,114)	—
Marketing related identifiable intangible assets, net	759,886	—
Total Identifiable intangible assets, net	$3,893,400	$14,733

In connection with the acquisitions of Asien’s, Neese and Kyle’s, the Company identified intangible assets of $1,009,000, $34,000 and $3,021,000, respectively, representing trade names and customer relationships. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 9.5 years and amortization expense amounted to $151,333 and $14,733 for the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020, the estimated annual amortization expense for each of the next five fiscal years is as follows:

2021	$397,988
2022	392,321
2023	391,188
2024	391,173
2025	258,169
Thereafter	2,062,561
Total	$3,893,400